Shareholder Report, Average Annual Return (Details) 197272_Pacer Swan SOS Fund of Funds ETF_TF_TSR Annual {TF}	12 Months Ended	58 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Pacer Swan SOS Fund of Funds ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Pacer Swan SOS Fund of Funds ETF NAV
Average Annual Return, Percent	11.29%	9.80%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	21.45%	15.06%
S&P 500 Price Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Price Return Index
Average Annual Return, Percent	19.89%	13.37%